CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue, net	$ 269,922	$ 1,824,479	$ 927,053	$ 2,945,508
Cost of revenue	(34,280)	(592,792)	(102,986)	(743,860)
Gross profit	235,642	1,231,687	824,067	2,201,648
Operating expenses:
General and administrative expenses	(40,036)	(63,528)	(117,753)	(131,085)
Professional fee	(38,325)	(67,305)	(63,462)	(67,305)
Stock-based compensation	0	(325,000)	0	(325,000)
Total operating expenses	(78,361)	(455,833)	(181,215)	(523,390)
Income from operations	157,281	775,854	642,852	1,678,258
Other (expense) income:
Interest expense	0	(1,381)	0	(1,381)
Interest income	0	6	0	40
Total other expense, net	0	(1,375)	0	(1,341)
INCOME BEFORE INCOME TAXES	157,281	774,479	642,852	1,676,917
Income tax expense	(32,508)	(49,191)	(103,772)	(178,846)
NET INCOME	124,773	725,288	539,080	1,498,071
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(14,472)	706	(22,481)	6,651
COMPREHENSIVE INCOME	$ 110,301	$ 725,994	$ 516,599	$ 1,504,722
Net income per share
- Basic and diluted	$ 0.01	$ 0.03	$ 0.02	$ 0.09
Weighted average shares outstanding
- Basic and diluted	28,110,000	25,610,000	28,110,000	17,520,146